ASSETS HELD FOR SALE (Tables)	12 Months Ended
Dec. 31, 2017
Non-current Assets Held For Sale And Discontinued Operations [Abstract]
Disclosure of assets and liabilities classified as held for sale
The following is a summary of the assets and liabilities that were classified as held for sale as of December 31, 2017 and December 31, 2016:

(US$ Millions)	Dec. 31, 2017	Dec. 31, 2016
Investment properties	$853	$146
Property, plant and equipment	475	—
Accounts receivables and other assets	105	1
Assets held for sale	1,433	147
Debt obligations	1,107	60
Accounts payable and other liabilities	209	1
Liabilities associated with assets held for sale	$1,316	$61

Disclosure of reconciliation of changes in assets held for sale
The following table presents the change to the components of the assets held for sale from the beginning of the year:

(US$ Millions)	Dec. 31, 2017
Balance, beginning of year	$147
Reclassification to/(from) assets held for sale, net	4,641
Disposals	(3,365)
Fair value adjustments	8
Foreign currency translation	7
Other	(5)
Assets held for sale	$1,433